Loans (Finance Receivables On Non-accrual Status) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 267.7	$ 160.5
Repossessed assets and OREO	127.3	0.8
Total non-performing assets	395.0	161.3
Commercial loans past due 90 days or more accruing	15.6	10.3
Consumer loans past due 90 days or more accruing	0.2
Total Accruing loans past due 90 days or more	15.8	10.3
Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	199.7	123.4
Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	68.0	37.1
Transportation Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.4	0.1
Transportation Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.4	0.1
Transportation Finance [Member] | Aerospace [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.4	0.1
Transportation Finance [Member] | Aerospace [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	15.4	0.1
Commercial Banking [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	191.1	88.5
Commercial Banking [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	180.1	88.5
Commercial Banking [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	11.0
Commercial Banking [Member] | Commercial Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	131.5	30.8
Commercial Banking [Member] | Commercial Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	120.5	30.8
Commercial Banking [Member] | Commercial Finance [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	11.0
Commercial Banking [Member] | Real Estate Finance [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	3.6
Commercial Banking [Member] | Real Estate Finance [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	3.6
Commercial Banking [Member] | Business Capital [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	56.0	57.7
Commercial Banking [Member] | Business Capital [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	56.0	57.7
Consumer And Community Banking [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	5.2
Consumer And Community Banking [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	4.2
Consumer And Community Banking [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	1.0
Consumer And Community Banking [Member] | Legacy Consumer Mortgages [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	4.8
Consumer And Community Banking [Member] | Legacy Consumer Mortgages [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	4.2
Consumer And Community Banking [Member] | Legacy Consumer Mortgages [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	0.6
Consumer And Community Banking [Member] | Other Consumer Banking [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	0.4
Consumer And Community Banking [Member] | Other Consumer Banking [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	0.4
Non-Strategic Portfolios [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	56.0	71.9
Non-Strategic Portfolios [Member] | Held For Investment [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans		34.8
Non-Strategic Portfolios [Member] | Held For Sale [Member]
Finance Receivables Non Accrual Status By Type Of Holding [Line Items]
Total non-accrual loans	$ 56.0	$ 37.1